Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Fair value of derivative liabilities	$ 3	$ (38)
Other commitments	$ 5,611	$ 783